CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows provided by / (used in) Operating Activities:
Net income /(loss)	$ 3,777	$ (32,057)	$ (52,895)
Adjustments to reconcile net income/(loss) to net cash provided by / (used in) operating activities:
Depreciation and amortization of deferred charges (Notes 3 and 6)	5,898	3,684	4,945
Amortization of deferred financing costs (Note 10)	325	154	176
Amortization of discount premium	0	0	8,990
Impairment losses (Notes 3 and 6)	339	31,629	20,654
Gain / (loss) on vessel's sale (Notes 3 and 6)	(319)	127	16,700
Compensation cost on restricted stock awards (Note 9)	1,916	1,791	1,587
Actuarial gain / (loss)	(61)	12	51
(Increase) / Decrease in:
Accounts receivable	1,072	(4,575)	318
Deferred voyage expenses	(6)	(69)	0
Inventories	866	(2,213)	1,033
Prepaid expenses and other assets	20	(3,488)	(32)
Right of use asset under operating leases	6	(190)
Increase / (Decrease) in:
Accounts payable, trade and other	(293)	780	(455)
Due to related parties	60	4	(61)
Accrued liabilities	(523)	372	(685)
Deferred liabilities	0	(305)	(134)
Other liabilities, non current	105	(40)	(22)
Lease liabilities under operating leases	(6)	190
Drydock costs	0	0	(500)
Net Cash provided by / (used in) Operating Activities	13,176	(4,194)	(330)
Cash Flows provided by / (used in) Investing Activities:
Advances for vessel acquisitions and other vessel costs (Note 5)	0	(17)	0
Vessel acquisitions and other vessels' costs (Note 6)	(63,386)	(50,161)	0
Proceeds from sale of vessels, net of expenses (Note 6)	23,464	28,868	92,905
Property and equipment additions	(224)	(38)	(126)
Insurance settlements	0	2,831	372
Net Cash provided by / (used in) Investing Activities	(40,146)	(18,517)	93,151
Cash Flows provided by / (used in) Financing Activities:
Proceeds from long-term bank debt (Note 7)	34,800	33,000	0
Repayments of related party loans	0	0	(87,617)
Repayments of unrelated party loans			(18,500)
Repayments of long-term bank debt (Note 7)	(9,181)	(519)
Issuance of preferred stock, net of expenses (Note 9)	0	6,452	17,413
Common shares re-purchase and retirement, including expenses (Note 9)	(656)	0	0
Repurchase of Series C preferred shares, including expenses (Note 9)	(1,515)	0	0
Repurchase of Series B preferred shares (Note 9)	(400)	0	0
Payments of equity issuance and financing costs (Note 7)	(561)	(352)	(68)
Cash dividends (Note 11)	(502)	0	0
Net Cash provided by / (used in) Financing Activities	21,985	38,581	(88,772)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(4,985)	15,870	4,049
Cash, cash equivalents and restricted cash at beginning of the year	26,363	10,493	6,444
Cash, cash equivalents and restricted cash at end of the year	21,378	26,363	10,493
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the year	21,378	26,363	10,493
Restricted cash at the end of the year	0	0	0
Cash, cash equivalents and restricted cash at the end of the year	21,378	26,363	10,493
SUPPLEMENTAL CASH FLOW INFORMATION
Issuance of common stock in exchange for entities acquisition (Note 4)	0	21,000	0
Reclassification of compensation cost of issued restricted stock awards from other liabilities to stockholders' equity (Note 9)	0	1,464	0
Interest payments, net of amounts capitalized	$ 1,655	$ 408	$ 2,355